FINANCIAL INSTRUMENTS - Disclosure of Maturity Analysis of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	£ 717	£ 891
Other financial liabilities at fair value through profit or loss	1,055	899
Deposits by customers	185,775	195,149
Deposits by banks	14,037	20,357
Repurchase agreements - non trading	8,617	8,411
Debt securities in issue	37,569	35,778
Subordinated liabilities	2,385	2,386
Lease liabilities	91	114
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	810	991
Other financial liabilities at fair value through profit or loss	1,228	1,073
Deposits by customers	186,085	195,537
Deposits by banks	15,042	21,890
Repurchase agreements - non trading	8,656	8,426
Debt securities in issue	44,182	41,640
Subordinated liabilities	2,882	3,456
Lease liabilities	108	128
Total financial liabilities	258,993	273,141
Off-balance sheet commitments given	35,671	31,439
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	1
Other financial liabilities at fair value through profit or loss	10	0
Deposits by customers	171,951	181,492
Deposits by banks	1,396	1,479
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	173,357	182,972
Off-balance sheet commitments given	4,028	3,805
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	168	221
Other financial liabilities at fair value through profit or loss	3	8
Deposits by customers	5,181	4,826
Deposits by banks	1,562	806
Repurchase agreements - non trading	7,894	8,418
Debt securities in issue	5,930	7,500
Subordinated liabilities	27	27
Lease liabilities	0	0
Total financial liabilities	20,765	21,806
Off-balance sheet commitments given	19,088	15,205
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	136	53
Other financial liabilities at fair value through profit or loss	135	7
Deposits by customers	5,686	5,987
Deposits by banks	7,621	1,518
Repurchase agreements - non trading	762	8
Debt securities in issue	2,057	3,835
Subordinated liabilities	628	83
Lease liabilities	29	30
Total financial liabilities	17,054	11,521
Off-balance sheet commitments given	916	1,408
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	321	480
Other financial liabilities at fair value through profit or loss	556	538
Deposits by customers	2,947	2,946
Deposits by banks	4,463	18,087
Repurchase agreements - non trading	0	0
Debt securities in issue	28,422	21,708
Subordinated liabilities	332	876
Lease liabilities	60	73
Total financial liabilities	37,101	44,708
Off-balance sheet commitments given	8,391	7,399
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	185	236
Other financial liabilities at fair value through profit or loss	524	520
Deposits by customers	320	286
Deposits by banks	0	0
Repurchase agreements - non trading	0	0
Debt securities in issue	7,773	8,597
Subordinated liabilities	1,895	2,470
Lease liabilities	19	25
Total financial liabilities	10,716	12,134
Off-balance sheet commitments given	£ 3,248	£ 3,622